Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,484,000
Previously Paid Amount	0.00
Total Fee Amount	1,145.80
Total Offset Amount	0.00
Net Fee	1,145.80
Narrative - Max Aggregate Offering Price	$ 7,484,000
Final Prospectus	true